Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Shareholders Equity [Line Items]
Schedule of Movements in Shares as Result of Merger

The movements in the number of shares of Enel Chile as a result of the corporate reorganization process described above are detailed below:

Number of outstanding shares of Enel Chile prior to the reorganization			49,092,772,762

	Number of shares	Ratio for exchange of shares	Number of shares
Public Offer of Shares in Generation Chile (1):
Purchased shares - national market	2,582,336,287	2.88	7,432,144,598
Purchased shares - ADS	170,759,880	2.88	491,455,473
Total Public Offer of Shares	2,753,096,167		7,923,600,071

Preferential right shares Enel Chile (2):
Shares paid for by shareholders	47,860,124		47,860,124
Total preferential right	47,860,124		47,860,124

Merger with EGPL (3):
Enel SpA shares	827,205,371	15.8	13,069,844,861
Total Merger with EGPL	827,205,371		13,069,844,861

Repurchase of shares (4):
Rights exercised for withdrawal by minority shareholders of Enel Chile	(967,520,598)		(967,520,598)
Total repurchase of shares	(967,520,598)		(967,520,598)

Number of issued shares in Enel Chile after merger			69,166,557,220

Total number of capital shares issued			70,134,077,818
Total number of own shares in portfolio			(967,520,598)
Number of issued shares in Enel Chile after merger			69,166,557,220

(1) The total amount associated with the issuance of these new shares was ThCh$649,730,695.

(2) The payment made by minority shareholders of Enel Chile was ThCh$3,924,530.

(3) The valuation of the capital increase due to the merger was ThCh$1,071,727,279.

(4) The total amount paid for the share repurchase was ThCh$72,388,009.

Summary of Dividends Paid

Dividends

Dividend No.	Type of Dividend	Payment Date	Pesos per Share	Charged to
1	Final	05-24-2016	2.09338	2015
2	Interim	01-27-2017	0.75884	2016
3	Final	05-26-2017	2.47546	2016
4	Interim	01-26-2018	0.75642	2017
5	Final	05-18-2018	2.24134	2017
6	Interim	01-25-2019	0.45236	2018

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The following table sets forth foreign currency translation adjustments attributable to the shareholders of the Company for the years ended December 31, 2018 and 2017

	For the years ended December 31,
	2018	2017
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$
GasAtacama Chile S.A.	302,222	6,416,189
GNL Chile S.A.	900,483	560,194
Enel Green Power Chile Group	100,452,131	—
TOTAL	101,654,836	6,976,383

Summary of Other Reserves Within Equity

Other reserves within Equity attributable to Enel Chile for the years ended December 31, 2018 and 2017, are as follows:

	Balance at January 1, 2018	2018 Changes	Balance at December 31, 2018
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation (a)	6,976,383	94,678,453	101,654,836
Cash flow hedges (b)	(32,849,736)	(159,020,809)	(191,870,545)
Available-for-sale financial assets	11,284	(243)	11,041
Other miscellaneous reserves (c)	(971,468,479)	(1,313,999,417)	(2,285,467,896)
TOTAL	(997,330,548)	(1,378,342,016)	(2,375,672,564)

	Balance at January 1, 2017	2017 Changes	Balance at December 31, 2017
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation (a)	9,222,933	(2,246,550)	6,976,383
Cash flow hedges (b)	(76,218,470)	43,368,734	(32,849,736)
Available-for-sale financial assets	9,955	1,329	11,284
Other comprehensive income from non-current assets held for sale (*)	1,632,724	(1,632,724)	—
Other miscellaneous reserves (c)	(969,740,120)	(1,728,359)	(971,468,479)
TOTAL	(1,035,092,978)	37,762,430	(997,330,548)

(*) See note 5.

a)

Exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries from their functional currencies to our presentation currency (i.e. Chilean peso) (see Note 2.7.3).

b)	Cash flow hedging reserves: These reserves represent the cumulative effective portion of gains and losses recognized in cash flow hedges (see Note 3.g.5 and 3.h).

c)	Other miscellaneous reserves:The main items and their effects are the following:

Summary of Non-controlling Interests

The detail of non-controlling interests is as follows:

		Non-controlling Interests
		Equity			Profit (Loss)
	12-31-2018	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	6,965,769	6,223,363	6,441,611	1,112,709	961,490	1,210,871
Enel Generación Chile S.A.	6.45%	127,136,175	784,999,394	680,725,188	42,883,953	167,465,216	173,299,349
Empresa Eléctrica Pehuenche S.A.	7.35%	10,310,215	9,963,472	10,008,502	6,885,422	5,649,253	6,512,893
Sociedad Agrícola de Cameros Ltda.	42.50%	2,342,160	2,596,764	2,636,470	(254,604)	(39,706)	(38,707)
Geotermica del Norte SA	15.41%	53,693,407	—	—	(187,989)	—	—
Empresa Nacional de Geotermia SA	49.00%	993,295	—	—	41,780	—	—
Parque Eolico Talinay Oriente SA	38.63%	51,702,606	—	—	662,374	—	—
Other		(208,365)	(205,346)	(209,417)	(5,825)	(984)	126,845
TOTAL		252,935,262	803,577,647	699,602,354	51,137,820	174,035,269	181,111,251

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity
a)	The main items and their effects are the following:

	For the years ended
	2018	2017	2016
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (i)	(534,057,733)	(534,057,733)	(532,330,290)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation "Reorganization of Renewable Assets" (iv)	(910,437,224)	—	—
Reserves "Reorganization of Renewable Assets" (v)	(407,354,462)	—	—
Other Miscellaneous Reserves (iv)	11,100,865	7,308,596	7,309,512
TOTAL	(2,285,467,896)	(971,468,479)	(969,740,120)

(i) Reserve for corporate reorganization (“Spin-Off”): Corresponds to the effects from the corporate reorganization of the Company, as described in Note 1, and the separation of the foreign business in Enel Américas. This reserve includes the effect of the taxes that Enel Generación Chile (formerly named Endesa Chile) and Enel Distribución Chile (formerly named Chilectra Chile) paid in Peru for transferring their investments to Endesa Américas and Chilectra Américas. The tax payments made by Enel Generación Chile, in March 2016, and Enel Distribución Chile, in April 2016, were 577 million Soles (ThCh$100,978,571) and 74 million Soles (ThCh$15,193,186), respectively. The calculation basis for determining the tax corresponds to the difference between the market value of the investments, to the date of the transfer, and the cost of tax acquisition of the participations. The net economic effect on the opening equity was ThCh$90,274,727.

It should be noted that, being directly linked to the split transaction, the accounting record of this tax has been made directly in equity, specifically in Other reserves, following the nature of the main transaction (transaction with shareholders), (See Notes 1 and 2).

(ii) Reserve for transition to IFRS: In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the monetary correction corresponding to the accumulated paid-up capital from the date of our transition to IFRS, January 1, 2004, to December 31, 2008.

(iii) Reserve for subsidiaries transactions: Corresponds to the effect of acquisition of equity interests in subsidiaries entities under common control.

(iv) Reserve Tender Offer Enel Generación "Reorganization": Represents the difference between the book value of the non-controlling interests acquired as part of the Tender Offer directed at the acquisition of all the shares issued by the subsidiary Enel Generación (see Note 6.i).

(v) Reserve "Reorganization": Corresponds to the reserve constituted by the merger of Enel Green Power Latin America with Enel Chile, materialized on April 2, 2018. It represents the recognition of the resulting difference between the capital increase in Enel Chile (correspond to market value participation over Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin America that became part of the share capital in the distributable net assets to the owners of Enel Chile, as a result of the merger (see Note 6. iii).

(vi) Other miscellaneous reserves from transactions made in prior years.